DEPOSITS AND PREPAYMENT (Tables)	12 Months Ended
Sep. 30, 2024
Deposits And Prepayment
SCHEDULE OF DEPOSITS AND PREPAYMENT

	As of September 30,
	2023	2024
Deposits and prepayment classified as non-current assets:
Trade deposit	$320,513	$320,513
Financial service deposit (note)	-	897,436
Prepaid financial service fee (note)	-	62,500
Deposits paid for purchase of property, plant and equipment	-	462,974
Total deposits classified as non-current assets	$320,513	$1,743,423

Deposit – related party classified as non-current assets:
Deposit for operating lease arrangement	-	600,000
Total deposit – related party classified as non-current assets	$-	$600,000

Deposits and prepayment classified as current assets:
Prepaid financial service fee	$10,899	$11,127
Financial service deposit (note)	-	187,500
Utility and other deposit	6,667	4,551
Total deposits and prepayment classified as current assets	$17,566	$203,178

Deposits and prepayment – related party classified as current assets:
Prepayment paid to suppliers	$169,834	$-
Total deposits and prepayment – related party classified as current assets	$169,834	$-